RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of quantitative information regarding Level 3 fair value measurements (Details) - USD ($)			3 Months Ended	11 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Term (in years)			5 years	5 years
Risk-free rate			1.04%	0.469%
Private Placement [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share Price	$ 10.01	$ 9.75		$ 10.01
Strike price	11.50	$ 11.50		$ 11.50
Term (in years)		5 years		5 years
Volatility - post announcement		12.68%
Volatility				20.66%
Risk-free rate		0.351%		0.469%
Fair value of private placement warrants (in Dollars)		$ 0.67		$ 1.52
Public warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share Price	10.01	$ 9.76		$ 10.01
Strike price	$ 11.50	$ 11.50		11.50
Term (in years)	5 years	5 years
Volatility - post announcement		15.00%
Volatility	21.00%
Risk-free rate	0.469%	0.351%
Fair value of public warrants (in Dollars)	$ 1.49	$ 0.66
AtAugust42020InitialMeasurementMember | Private Placement [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share Price		$ 9.63			$ 9.62
Strike price	$ 11.50	$ 11.50		$ 11.50
Term (in years)		5 years		5 years
Volatility - post announcement		15.00%
Volatility				14.36%
Risk-free rate		0.275%		0.275%
Fair value of private placement warrants (in Dollars)		$ 0.77		$ 0.77
AtAugust42020InitialMeasurementMember | Public warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share Price	9.63	$ 9.63		$ 9.63
Strike price	$ 11.50	$ 11.50		$ 11.50
Term (in years)	5 years	5 years
Volatility - post announcement		15.00%
Volatility	15.00%
Risk-free rate	0.275%	0.275%
Fair value of public warrants (in Dollars)	$ 0.76	$ 0.77